Capital stock - Additional Information (Details)												6 Months Ended	12 Months Ended
	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 25, 2022 shares	Aug. 05, 2022 $ / shares shares	Feb. 01, 2022 shares	Jan. 31, 2022 shares	Jan. 12, 2022 shares	Nov. 23, 2020 $ / shares shares	Aug. 31, 2022 CAD ($) shares	Aug. 31, 2023 CAD ($) shares employee	Aug. 31, 2023 USD ($) shares employee	Aug. 31, 2022 CAD ($) shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Disclosure of classes of share capital [line items]
Number of Voting Common Shares issued to third parties in exchange for services | shares												53,445	299,393	299,393
Number of Voting Common Shares issued upon exercises of stock options | shares						2,703							57,219	57,219	2,703
Number of former employees | employee													2	2
Number of warrants to purchase voting common shares issued | shares	493,832	493,828	381,293	475,059	554,253		50,000				151,800		2,398,265	2,398,265
Total cash consideration price, net of transaction costs | $													$ 12,012,591
Transaction costs | $													800,744		$ 0	$ 0
Net transaction costs | $													$ 1,225,676
Warrants exercise term	3 years	3 years	3 years	3 years	3 years		4 years				5 years		3 years	3 years
Exercise price of warrants | (per share)	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21		$ 8.00				$ 12.50						$ 4.21	$ 5.37	$ 5.35	$ 5.64	$ 5.67	$ 5.63	$ 10.30	$ 16.53
Derivative liabilities | $												$ 0	$ 5,558,822		$ 0
Allocated transaction costs													$ 719,167	$ 718,546
Board of directors
Disclosure of classes of share capital [line items]
Number of Voting Common Shares issued to third parties in exchange for services | shares								5,435	6,479	25,000